Schedule of Currency Exchange Rates in Unaudited Consolidated Financial Statements (Details) - TALENTEC SDN. BHD. [Member]	Jul. 31, 2025	Jul. 31, 2024
U S Dollar Against R M [Member]
US$ Exchange Rates	4.3612	4.7005
U S Dollar Against S G D [Member]
US$ Exchange Rates	1.3192	1.3491
U S Dollar Against R M [Member]
US$ Exchange Rates	4.2625	4.5885
U S Dollar Against S G D [Member]
US$ Exchange Rates	1.2977	1.3372